DEFERRED INCOME TAXES - Sources of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 43	$ 0
Deferred tax liabilities	(3,984)	(3,887)
Deferred tax liability (asset)	(3,941)	(3,887)
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	996	865
Deferred tax liabilities	(3,941)	(3,887)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	167	204
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	169	105
Decommissioning, restoration and rehabilitation costs related temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	248	285
Employee benefits related temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	31	24
Other working capital related temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	355	236
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	26	11
Property, plant and equipment related temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,363)	(4,321)
Inventory related temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(597)	(419)
Accrued interest payable related temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 23	$ (12)